Filed with the Securities and Exchange Commission on June 7, 2002

                                        1933 Act Registration File No. 333-17391
                                                     1940 Act File No. 811-07959

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

                         Pre-Effective Amendment No. |_|

                       Post-Effective Amendment No. 98 |X|

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|

                              Amendment No. 100 |X|

                        (Check appropriate box or boxes.)

                              ADVISORS SERIES TRUST
                              ---------------------
               (Exact Name of Registrant as Specified in Charter)

                        2020 E. Financial Way, Suite 100
                               Glendora, CA 91741
               (Address of Principal Executive Offices) (Zip Code)

      (Registrant's Telephone Numbers, Including Area Code) (602) 952-1100

                                 Eric M. Banhazl
                              Advisors Series Trust
                        2020 E. Financial Way, Suite 100
                               Glendora, CA 91741
                     (Name and Address of Agent for Service)

                                   Copies to:

                              Michael Glazer, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                             555 South Flower Street
                        Los Angles, California 90071-2371

                As soon as practical after the effective date of
                  this Registration Statement Approximate Date
                           of Proposed Public Offering

It is proposed that this filing will become effective

  X    immediately upon filing pursuant to paragraph (b)
-----

       on ______________ pursuant to paragraph (b)
-----

       60 days after filing pursuant to paragraph (a)(1)
-----

       on                             pursuant to paragraph (a)(1)
-----    -----------------------------

       75 days after filing pursuant to paragraph (a)(2)
-----

       on                              pursuant to paragraph (a)(2) of Rule 485.
-----     ----------------------------

If appropriate, check the following box

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.




                                  McCARTHY FUND




                                  Symbol: MGAMX

                                  McCarthy Fund
                        a series of Advisors Series Trust

The McCarthy Fund seeks long-term growth of capital. The Fund pursues this objective by investing primarily in equity securities. The Fund's investment advisor is McCarthy Group Asset Management, Inc. This Prospectus contains information about the Institutional Class shares of the Fund.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


                  The date of this Prospectus is June 7, 2002



                                Table of Contents

Summary of Investment Goal, Strategies and Risks...............................3
Performance Information........................................................4
Fees and Expenses..............................................................4
Investment Objective and Principal Investment Strategies.......................5
Principal Risks of Investing in the Fund.......................................7
Investment Advisor.............................................................7
Shareholder Services...........................................................8
Pricing of Fund Shares........................................................12
Dividends and Distributions...................................................12
Tax Consequences..............................................................13
Financial Highlights..........................................................14
PRIVACY NOTICE                                                 Inside back cover


                Summary of Investment Goal, Strategies and Risks

What is the Fund's investment goal?

The Fund seeks long-term growth of capital.

What are the Fund's primary investment strategies?

The Fund invests primarily in the common stocks of domestic companies of any size, from larger, well-established companies to smaller companies. The Advisor believes that the Fund's objective is best achieved by investing in the equity securities of companies that exhibit the potential for significant appreciation over the long-term. The Fund may also invest in fixed-income obligations (U.S. Treasury and agency obligations, corporate debt securities and convertible bonds) rated at least "investment grade" by one of the nationally recognized statistical ratings organizations or are the unrated equivalent. The Advisor generally makes use of fundamental analytical techniques to determine which particular stocks to purchase and sell.

What are the principal risks of investing in the Fund?

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. For example, the following risks could affect the value of your investment:

o Market Risk - Either the stock market as a whole, or the value of an individual company, goes down resulting in a decrease in the value of the Fund.

o Management Risk - If the Advisor's investment strategies do not produce the expected results, the value of the Fund would decrease.

o Small and Medium-Size Companies - Securities of small and medium-size companies involve greater risk than investing in larger companies because they can be subject to more abrupt or erratic share price changes than larger companies.

o Interest Rate Risk - Interest rates go up resulting in a decrease in the value of the fixed-income securities held by the Fund. Fixed income securities with longer maturities generally entail greater risk than those with shorter maturities.

Who may want to invest in the Fund?

The Fund may be appropriate for investors who:

o    Are pursuing a long-term investment horizon.

o Want to add an investment with growth potential to diversify their investment portfolio.

o Can accept the greater risks of investing in a portfolio with significant common stock holdings.

The Fund may not be appropriate for investors who:

o    Need regular income or stability of principal.

o    Are pursuing a short-term goal.

                             Performance Information

Because the Fund has been in operation for less than a full calendar year, its total return bar chart and performance table have not been included.

                                Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases ........................ None
Maximum deferred sales charge (load) .................................... None

Annual Fund Operating Expenses*
(expenses that are deducted from Fund assets)

Management Fee .......................................................... 0.95%
Distribution and Service (12b-1) Fee .................................... None
Other Expenses .......................................................... 0.50%
                                                                          ----
Total Annual Fund Operating Expenses .................................... 1.45%
                                                                          ----
Fee Reduction and/or Expense Reimbursement ..............................(0.20%)
                                                                          ----
Net Expenses ............................................................ 1.25%
                                                                          =====


* Other expenses are estimated for the first fiscal year of the Fund. The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Fund until terminated by the Fund to ensure that Total Fund Operating Expenses will not exceed 1.25% per year. The Advisor may be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the limit agreed to by the Fund. The Trustees may terminate this expense reimbursement arrangement at any time but the Advisor needs Board approval before it may terminate the arrangement.


Example

Use this example to compare the costs of investing in Institutional Class shares of the Fund to those of investing in other funds. Of course, your actual costs may be higher or lower. This example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:


                           One Year .................     $  127
                           Three Years ..............     $  397
                           Five Years................     $  686
                           Ten Years.................     $1,511


            Investment Objective and Principal Investment Strategies

The Fund seeks long-term growth of capital. Of course, there can be no guarantee that the Fund will achieve its investment objective. This investment objective may be changed only by approval of the Fund's shareholders. You will be notified of any changes that are material and, if such changes are made, you should consider whether the Fund remains an appropriate investment for you.

The Advisor believes that the Fund's investment objective is best achieved by investing in the equity securities of companies that exhibit the potential for significant appreciation over the long-term. The Advisor defines the long-term as a time horizon of at least five years. The Fund emphasizes the purchase of equity securities, including common stocks, preferred stocks, warrants and other equity securities that, in the Advisor's opinion, offer the possibility of capital growth. The Fund may invest in companies of any size, from larger, well-established companies to smaller companies. Although the Fund may invest in various equity securities, it is anticipated that the Fund will primarily invest in common stocks. Except in unusual market circumstances, the Fund's goal is to be fully invested, with approximately 95% of its total assets held in equity securities.

The Advisor generally makes use of fundamental analytical techniques to determine the value of a company and then compares the value to the company's current market price. Companies that are trading at compelling discounts to the Advisor's assessment of value become candidates for investment by the Fund. The valuation techniques employed by the Advisor include, but are not limited to, discounted cash flow analysis and assessment of a company's private market value. In evaluating companies for purchase, the Advisor prefers companies that exhibit some or all of the following:

o    Generates high cash flow returns on investment
o    Generates excess cash beyond operating needs
o    Strong franchise or market niche
o    Low price-to-cash flow relative to sustainable cash flow growth
o    Highly qualified management
o    Management ownership of stock and a shareholder orientation
o    Consistency in following through on a clearly articulated business plan

By using its analytical approach, which encompasses a proprietary software cash flow model and other quantitative methods, the Advisor plans to purchase good businesses at reasonable prices for the Fund.

The Advisor will sell a security from the Fund's portfolio when the reasons for the original purchase no longer apply. Reasons for a sale include:

o    A deterioration of a company's fundamentals or changes in its industry
o    A lack of confidence in a company's management
o A company's market price rises to a level that does not provide adequate appreciation potential

In pursuing the Fund's investment objective, the Advisor will invest in fixed-income securities when, due to market conditions, the Advisor believes fixed-income securities provide a better risk/reward profile than equity securities. Fixed-income securities will primarily consist of obligations of the U.S. Government and its agencies. The Advisor makes its purchase decisions by analyzing the credit quality of the debt issuer. From time to time, the Advisor will invest in corporate debt obligations, including convertible bonds. For corporate debt obligations, the Advisor analyzes interest coverage ratios, debt to equity ratios, cash flow characteristics and liquidation value of the bond issuer. These factors are continually reviewed and, if not met consistently, a fixed-income holding will be considered for sale. It is expected that fixed-income securities in the Fund's portfolio will have an average maturity shorter than ten years.

The fixed-income securities held by the Fund will be rated at least "investment grade" by one or more nationally recognized statistical ratings organizations, such as Standard & Poor's Ratings Group or Moody's Investors Service, Inc. The Advisor may also purchase fixed-income securities that are unrated but are believed by the Advisor to be comparable to investment grade. However, up to 5% of the Fund's assets may be invested in fixed-income securities rated "BB" or lower or, if unrated, of comparable quality. Such lower rated securities, often referred to as "junk bonds", may be considered speculative.

The Advisor's investment process anticipates a time horizon of five years when purchasing a company. While there are no limits on portfolio turnover and the Advisor will sell portfolio holdings whenever the Advisor believes the sales would benefit the Fund, it is not expected that the Fund will have a high rate of portfolio turnover.

Under normal market conditions, the Fund's portfolio will be invested primarily in common stocks or debt securities. However, the Fund is not required to be fully invested in such securities. In fact, the Fund will usually maintain some portion of its total assets in cash. Under adverse market conditions, cash and cash reserves may represent a significant percentage of the Fund's total net assets. During periods when the Fund holds a significant portion of its net assets in cash and cash reserves, it will not be investing according to its investment objective, and the Fund's performance may be negatively affected as a result.

                    Principal Risks of Investing in the Fund

Management Risk. Management risk means that your investment in the Fund varies with the success or failure of the Advisor's investment strategies and the Advisor's research, analysis and security selection decisions. If the Advisor's investment strategies do not produce the expected results, your investment could be diminished or even lost.

Market Risk. The value of a share of the Fund - its "net asset value" or "NAV" - depends upon the market value of all of the Fund's investments. The principal risk of investing in the Fund is that the market value of securities held by the Fund will move up and down. These up and down fluctuations, which can occur rapidly and unpredictably, may cause the Fund's investments to be worth less than the price originally paid, or less than they were worth at an earlier time; this in turn will affect the Fund's net asset value per share. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Small and Medium Company Risk. Investing in securities of small and medium sized companies may involve greater volatility than investing in larger and more established companies because they can be subject to more abrupt or erratic share price changes than larger, more established companies. Small companies may have limited product lines, market or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity and their prices may be more volatile.

Fixed-Income Securities Risk. The market value of fixed-income securities is sensitive to prevailing interest rates. In general, when interest rates rise, the fixed-income security's market value declines and when interest rates decline, its value rises. Normally, the longer the remaining maturity of a security, the greater the effect of interest rate changes on the market value of the security. In addition, changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness affect the market value of fixed-income securities of that issuer.

                               Investment Advisor


McCarthy Group Asset Management, Inc. is the investment advisor to the Fund. The Advisor's address is 1125 South 103rd Street, Suite 450, Omaha, NE 68124-6019. The Advisor provides investment advisory services to individual and institutional clients. The Advisor provides the Fund with advice on buying and selling securities. The Advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund. For its services, the Fund pays the Advisor a monthly management fee that is calculated at the annual rate of 0.95% of the Fund's average daily net assets.


Portfolio Manager

Mr. Richard L. Jarvis, Founder, Chairman and Chief Investment Officer of the Advisor, is responsible for the day-to-day management of the Fund's portfolio. Mr. Jarvis has been associated with the Advisor since its inception in 1986 where he has managed public and private accounts.

Expense Limitation Agreement

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to ensure that total Fund operating expenses will not exceed 1.25% of the average daily net assets annually of Institutional Class shares. Any reduction in advisory fees or payment of expenses made by the Advisor is subject to reimbursement by the Fund if requested by the Advisor in subsequent fiscal years. Under the expense limitation agreement, the Advisor may recoup reimbursements made in the Fund's first fiscal year in any of the five succeeding fiscal years, reimbursements made in the Fund's second fiscal year in any of the four succeeding fiscal years, and reimbursements in any subsequent fiscal year over the following three fiscal years. Any such reimbursement will be reviewed by the Trustees, who may terminate the reimbursement arrangement at any time. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

                              Shareholder Services

Obtaining Account Information


For additional information regarding your Fund account, please call 1-866-811-0228 between the hours of 11:00 a.m. and 6:00 p.m., Eastern time. Please note that this service is only for inquiries regarding your Fund account and not for the purchase or sale of Fund shares.


How to Buy Shares


You may open an Institutional Class Fund account with $1,000 and add to your account at any time with $100 or more. You may open a retirement account with $1,000 and add to your account at any time with $100 or more. The minimum investment requirements may be waived from time to time by the Fund.

You may purchase shares of the Fund by check or wire. All purchases by check must be in U.S. dollars. Third party checks and cash will not be accepted. A charge may be imposed if your check does not clear. The Fund is not required to issue share certificates. The Fund reserves the right to reject any purchase in whole or in part.


By Check

If you are making an initial investment in the Fund, simply complete the Account Application included with this Prospectus and mail or overnight deliver (such as Fed Ex) it with a check (made payable to "McCarthy Fund") to:


Regular Mail                            Overnight Delivery
McCarthy Fund                           McCarthy Fund
c/o Orbitex Data Services, Inc.         c/o Orbitex Data Services, Inc.
P.O. Box 542007                         14707 California Street, Suite 5
Omaha, NE 68154-1952                    Omaha, NE 68154



If you are making a subsequent purchase, a stub is attached to the account statement you will receive after each transaction. Detach the stub from the statement and mail it together with a check made payable to "McCarthy Fund" in the envelope provided with your statement to the address noted above. Your account number should be written on the check.

By Wire

If you are making your first investment in the Fund, before you wire funds, the Transfer Agent must have a completed Account Application. You can mail or overnight deliver your Account Application to the Transfer Agent at the above address. Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you. Once your account is established, you may instruct your bank to send the wire. Your bank must include both the name of the Fund you are purchasing and your name so that monies can be correctly applied. Your bank should transmit immediately available funds by wire to:


         Beneficiary Bank: First National Bank of Omaha
         ABA #104000016
         Account Name: McCarthy Fund Subscription
         A/C #110154736
         Shareholder Registration
         Shareholder Account Number (if known)


If you are making a subsequent purchase, your bank should wire funds as indicated above. Before each wire purchase, you should be sure to notify the Transfer Agent. It is essential that your bank include complete information about your account in all wire transactions. If you have questions about how to invest by wire, you may call the Transfer Agent. Your bank may charge you a fee for sending a wire to the Fund.

You may buy and sell shares of the Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Fund's Transfer Agent, and you will pay or receive the next price calculated by the Fund. The broker (or agent) holds your shares in an omnibus account in the broker's (or agent's) name, and the broker (or agent) maintains your individual ownership records. The Advisor may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus.

Retirement Plans


The Fund offers an Individual Retirement Account ("IRA") plan. You may obtain information about opening an IRA account by calling 1-866-811-0228. If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact your securities dealer.


How to Sell Shares

You may sell (redeem) your Fund shares on any day the Fund and the New York Stock Exchange ("NYSE") are open for business either directly to the Fund or through your investment representative.

You may redeem your shares by simply sending a written request to the Transfer Agent. You should give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration. You should send your redemption request to:



Regular Mail                            Overnight Delivery
McCarthy Fund                           McCarthy Fund
c/o Orbitex Data Services, Inc.         c/o Orbitex Data Services, Inc.
P.O. Box 542007                         14707 California Street, Suite 5
Omaha, NE 68154-1952                    Omaha, NE 68154




If you complete the Redemption by Telephone portion of the Account Application, you may redeem all or some of your shares by calling the Transfer Agent at 1-866-811-0228 before the close of trading on the NYSE. This is normally 4:00 p.m., Eastern time. Redemption proceeds will be processed on the next business day to the address that appears on the Transfer Agent's records. If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the Account Application. The minimum amount that may be wired is $1,000. Wire charges, if any, will be deducted from your redemption proceeds. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request. If you have a retirement account, you may not redeem shares by telephone.


When you establish telephone privileges, you are authorizing the Fund and its Transfer Agent to act upon the telephone instructions of the person or persons you have designated on your Account Application. Such persons may request that the shares in your account be either exchanged or redeemed. Redemption proceeds will be transferred to the bank account you have designated on your Account Application.

Before executing an instruction received by telephone, the Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Fund and the Transfer Agent follow these procedures, they will not be liable for any loss, expense, or cost arising out of any telephone redemption or exchange request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request.

You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at 1-866-811-0228 for instructions.

You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may mail your redemption request in writing to the address noted above.

Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form. If you made your initial investment by wire, payment of your redemption proceeds for those shares will not be made until one business day after your completed Account Application is received by the Fund. If you did not purchase your shares with a certified check or wire, the Fund may delay payment of your redemption proceeds for up to 15 days from purchase or until your check has cleared, whichever occurs first.

The Fund may redeem the shares in your account if the value of your account is less than $1,000 as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $1,000 before the Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $1,000 before the Fund takes any action.

The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Fund would do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Program

As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Program. If you elect this method of redemption, the Fund will send you a check in a minimum amount of $100. You may choose to receive a check each month or calendar quarter. Your Fund account must have a value of at least $10,000 in order to participate in this Program. This Program may be terminated at any time by the Fund. You may also elect to terminate your participation in this Program at any time by writing to the Transfer Agent at:


         McCarthy Fund
         c/o Orbitex Data Services, Inc.
         P.O. Box 542007
         Omaha, NE 68154-1952


A withdrawal under the Program involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

                             Pricing of Fund Shares


The price of the Fund's shares is based on the Fund's net asset value. This is calculated by dividing the Fund's assets, minus its liabilities, by the number of shares outstanding. The Fund's assets are the market value of securities held in its portfolio, plus any cash and other assets. The Fund's liabilities are fees and expenses owed by the Fund. The number of Fund shares outstanding is the amount of shares that have been issued to shareholders. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the net asset value next calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus.


The net asset value of the Fund's shares is determined as of the close of the regular daily trading session on the NYSE. This is normally 4:00 p.m., Eastern time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).

                           Dividends and Distributions


The Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December. The Fund will make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31 on or about December 31.


All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash. If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date for the distribution.

                                Tax Consequences

The Fund intends to make distributions of dividends and capital gains. Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.


By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.


If you sell or exchange your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

                              Financial Highlights


Because the Fund has recently commenced operations, there are no financial highlights available at this time.




                                 PRIVACY NOTICE


The Fund collects non-public information about you from the following sources:


o    Information we receive about you on applications or other forms;
o    Information you give us orally; and
o    Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.


In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.




                                  McCarthy Fund
                 a series of Advisors Series Trust (the "Trust")

For investors who want more information about the Fund, the following documents are available free upon request:


Annual and Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's semi-annual report to shareholders and will available in the Fund's annual report when it becomes available. The annual report includes a discussion of the market conditions and investment strategies that significantly affect the Fund's performance during its last fiscal year.


Statement  of  Additional  Information  (SAI):  The SAI provides  more  detailed
information   about  the  Fund  and  is  incorporated  by  reference  into  this
Prospectus.

You can get free copies of the reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:


                                  McCarthy Fund
                         c/o Orbitex Data Services, Inc.
                                 P.O. Box 542007
                              Omaha, NE 68154-1952
                            Telephone: 1-866-811-0228


You can review and copy information including the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-202-942-8090. Reports and other information about the Fund are also available:

o Free of charge from the Commission's EDGAR database on the Commission's Internet website at http://www.sec.gov., or

o For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102, or

o For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.


                                         (The Trust's SEC Investment Company Act
                                                       file number is 811-07959)



                       STATEMENT OF ADDITIONAL INFORMATION

                                  June 7, 2002


                                 McCARTHY FUND,
                        a series of Advisors Series Trust
                        1125 South 103rd Street, Ste. 450
                              Omaha, NE 68124-6019

                                (866) 811 - 0228

This Statement of Additional Information ("SAI") is not a prospectus and it should be read in conjunction with the Prospectus dated June 7, 2002, as may be revised, of the McCarthy Fund (the "Fund"), a series of Advisors Series Trust (the "Trust"). McCarthy Group Asset Management, Inc. (the "Advisor") is the advisor to the Fund. A copy of the Fund's Prospectus is available by calling the number listed above.

The Fund's financial statements (unaudited) for the period August 6, 2001 (commencement of operations) through December 31, 2001, are incorporated herein by reference to the Fund's Semi-Annual Report dated December 31, 2001. A copy of the Semi-Annual Report may be obtained without charge by calling or writing the Fund as shown above.


                                TABLE OF CONTENTS

THE TRUST......................................................................2
INVESTMENT OBJECTIVE AND POLICIES..............................................2
INVESTMENT RESTRICTIONS.......................................................12
DISTRIBUTIONS AND TAX INFORMATION.............................................13
TRUSTEES AND EXECUTIVE OFFICERS...............................................15
THE FUND'S INVESTMENT ADVISOR.................................................21
THE FUND'S SERVICE PROVIDERS..................................................21
THE FUND'S DISTRIBUTOR........................................................23
EXECUTION OF PORTFOLIO TRANSACTIONS...........................................24
PORTFOLIO TURNOVER............................................................25
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................26
DETERMINATION OF SHARE PRICE..................................................28
PERFORMANCE INFORMATION.......................................................29
GENERAL INFORMATION...........................................................32
FINANCIAL STATEMENTS..........................................................34
APPENDIX A....................................................................35
APPENDIX B....................................................................38




                                    THE TRUST

Advisors Series Trust is an open-end management investment company organized as a Delaware business trust under the laws of the State of Delaware on October 3, 1996. The Trust currently consists of numerous series of shares of beneficial interest, par value $0.01 per share. This SAI relates only to the Fund and not to any other series of the Trust.


The Trust is registered with the Securities and Exchange Commission ("SEC") as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

On June 7, 2002, the Fund commenced operations when a series of Trust for Investment Managers reorganized into the Fund, a newly formed series of Advisors Series Trust.


                        INVESTMENT OBJECTIVE AND POLICIES

The Fund has the investment objective of seeking long-term growth of capital. The Fund is diversified (see fundamental investment restriction 7 under "Investment Restrictions"). Under applicable federal laws, the diversification of a mutual fund's holdings is measured at the time the fund purchases a security. However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund's total assets due to movements in the financial markets. If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of fewer issuers. Then a fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal laws.

The following information supplements the discussion of the Fund's investment objective and policies as set forth in its Prospectus. There can be no guarantee that the Fund's objective will be attained.

Convertible Securities and Warrants. The Fund may invest in convertible securities and warrants. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

Preferred Stock. The Fund may invest in preferred stocks. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.


Investment Companies. The Fund may invest in shares of other investment companies in pursuit of its investment objective. This may include investment in money market mutual funds in connection with the Fund's management of daily cash positions. The Fund currently intends to limit its investments in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, or its affiliated persons, as a whole. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund and its shareholders will also bear the pro rata portion of each other investment company's advisory and operational expenses.


Borrowing. The Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts not to exceed 33-1/3% of the value of its total assets at the time of such borrowings. The Fund will not borrow for leveraging. The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of the Fund's assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund's agreement with its lender, the net asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Repurchase Agreements. The Fund may enter into repurchase agreements. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration. The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements.


For purposes of the Investment Company Act of 1940 ("1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. Government security.


Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Illiquid Securities. The Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in the Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Fund's investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to sell them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not reflect the actual liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities despite their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.


Foreign Securities. The Fund may invest up to 5% of its net assets in securities of foreign issuers, provided that they are publicly traded in the United States, including American Depositary Deposits ("ADRs").

American Depositary Receipts. ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets. These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies. ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

Political  and  Economic  Factors.   Individual  foreign  economies  of  certain
countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and diversification and balance of payments position. The internal politics of some foreign countries may not be as stable as those of the United States. Governments in some foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are affected by the trade policies and economic conditions of their trading partners. If these trading partners enacted protectionist trade legislation, it could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations. The Fund will invest only in securities denominated in U.S. dollars. For this reason, the value of the Fund's assets may not be subject to risks associated with variations in the value of foreign currencies relative to the U.S. dollar to the same extent as might otherwise be the case. Changes in the value of foreign currencies against the U.S. dollar may, however, affect the value of the assets and/or income of foreign companies whose U.S. dollar denominated securities are held by the Fund. Such companies may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

Taxes. The interest and dividends payable on some of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

Options on Securities. The Fund may write (sell) covered call options to a limited extent on its portfolio securities ("covered options") in an attempt to enhance gain.

When the Fund writes a covered call option, it gives the purchaser of the option the right, upon exercise of the option, to buy the underlying security at the price specified in the option (the "exercise price") at any time during the option period, generally ranging up to nine months. If the option expires unexercised, the Fund will realize income to the extent of the amount received for the option (the "premium"). If the call option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder at the exercise price. By writing a covered option, the Fund forgoes, in exchange for the premium less the commission ("net premium") the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

The Fund may terminate its obligation as writer of a call option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction".

Closing sale transactions enable the Fund immediately to realize gains or minimize losses on its options positions. There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market may exist. If the Fund is unable to effect a closing purchase transaction with respect to options it has written, it will not be able to terminate its obligations or minimize its losses under such options prior to their expiration. If the Fund is unable to effect a closing sale transaction with respect to options that it has purchased, it would have to exercise the option in order to realize any profit.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Options on Securities Indices. The Fund may write (sell) covered call options on securities indices in an attempt to increase gain. A securities index option written by the Fund would obligate it, upon exercise of the options, to pay a cash settlement, rather than to deliver actual securities, to the option holder. Although the Fund will not ordinarily own all of the securities comprising the stock indices on which it writes call options, such options will usually be written on those indices which correspond most closely to the composition of the Fund's portfolio. As with the writing of covered call options on securities, the Fund will realize a gain in the amount of the premium received upon writing an option if the value of the underlying index increases above the exercise price and the option is exercised, the Fund will be required to pay a cash settlement that may exceed the amount of the premium received by the Fund. The Fund may purchase call options in order to terminate its obligations under call options it has written.

The Fund may purchase call and put options on securities indices for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Fund's securities or securities the Fund intends to buy. Securities index options will not be purchased for speculative purposes. Unlike an option on securities, which gives the holder the right to purchase or sell specified securities at a specified price, an option on a securities index gives the holder the right, upon the exercise of the option, to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date multiplied by (ii) a fixed "index multiplier".

A securities index fluctuates with changes in the market value of the securities included in the index. For example, some securities index options are based on a broad market index such as the Standard & Poor's 500 or the Value Line Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices may also be based on industry or market segments.

The Fund may purchase put options in order to hedge against an anticipated decline in stock market prices that might adversely affect the value of the Fund's portfolio securities. If the Fund purchases a put option on a stock index, the amount of payment it receives on exercising the option depends on the extent of any decline in the level of the stock index below the exercise price. Such payments would tend to offset a decline in the value of the Fund's portfolio securities. If, however, the level of the stock index increases and remains above the exercise price while the put option is outstanding, the Fund will not be able to profitably exercise the option and will lose the amount of the premium and any transaction costs. Such loss may be partially offset by an increase in the value of the Fund's portfolio securities. The Fund may write put options on stock indices in order to close out positions in stock index put options which it has purchased.

The Fund may purchase call options on stock indices in order to participate in an anticipated increase in stock market prices or to lock in a favorable price on securities that it intends to buy in the future. If the Fund purchases a call option on a stock index, the amount of the payment it receives upon exercising the option depends on the extent of any increase in the level of the stock index above the exercise price. Such payments would in effect allow the Fund to benefit from stock market appreciation even though it may not have had sufficient cash to purchase the underlying stocks. Such payments may also offset increases in the price of stocks that the Fund intends to purchase. If, however, the level of the stock index declines and remains below the exercise price while the call option is outstanding, the Fund will not be able to exercise the option profitably and will lose the amount of the premium and transaction costs. Such loss may be partially offset by a reduction in the price the Fund pays to buy additional securities for its portfolio. The Fund may write call options on stock indices in order to close out positions in stock index call options which it has purchased.

The effectiveness of hedging through the purchase of options on securities indices will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected stock index. Perfect correlation is not possible because the securities held or to be acquired by the Fund will not exactly match the composition of the stock indices on which the options are available. In addition, the purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.


Corporate Debt Securities. The Fund may invest more than 10% of its assets in fixed-income securities rated at least "investment grade" by one or more recognized statistical ratings organizations, such as Standard &Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's"). However, up to 5% of the Fund's assets may be invested in debt securities rated below investment grade. Bonds rated below BBB by S&P or Baa by Moody's, commonly referred to "junk bonds", typically carry higher coupon rates than investment grade bonds, but also are described as speculative by both S&P and Moody's and may be subject to greater market price fluctuations, less liquidity and greater risk of income or principal including greater possibility of default and bankruptcy of the issuer of such securities than more highly rated bonds. Lower rated bonds also are more likely to be sensitive to adverse economic or company developments and more subject to price fluctuations in response to changes in interest rates. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit the Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. During periods of economic downturn or rising interest rates, highly leveraged issuers of lower rated securities may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default.


Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after the Fund has acquired the security. If a security's rating is reduced while it held by the Fund, the Advisor will consider whether the Fund should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial conditions may be better or worse than the rating indicates. The ratings for corporate debt securities are described in Appendix A.

Mortgage-Related Securities. The Fund may invest in mortgage-related securities. These securities include mortgage pass-through securities, which represent interests in pools of mortgages in which payments of both interest and principal on the securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage passthrough securities (arising from prepayments of principal due to the sale of underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by
GNMA), or by agencies and instrumentalities of the U.S. Government (in the case of securities guaranteed by FNMA or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage passthrough securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Collateralized mortgage obligations ("CMO's") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, semi-annually. CMO's may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMO's are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. Other mortgage related securities include those that directly or indirectly represent a participation in or are secured by and payable from mortgage loans on real property, such as CMO residuals or stripped mortgage-backed securities, and may be structured in classes with rights to receive varying proportions of principal and interest. Certain of these government interest-only and principal-only fixed mortgage-backed securities may be considered liquid under guidelines to be established by the Board of Trustees, if, under such procedures, they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share. Any interest-only and principal-only securities not determined to be liquid under these guidelines will be subject to the Fund's limitations on illiquid securities as set forth under "Illiquid Securities", above.

Short Sales. The Fund is authorized to make short sales of securities. In a short sale, the Fund sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a "short position" in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from as little as one day to more than a year. Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Fund is required to pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Fund is also required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).

Short sales by the Fund create opportunities to increase the Fund's return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Furthermore, under adverse market conditions the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

Short-Term Investments. The Fund may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers' Acceptances and Time Deposits. The Fund may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under its investment objective and policies stated above and in its prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are nonnegotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by Standard & Poor's Ratings Group, "Prime-1" or "Prime-2" by Moody's Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.

                             INVESTMENT RESTRICTIONS

The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. The Fund may not:

1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

2. (a) Borrow money, except as stated in the Prospectus and this SAI. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

     (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities).

4. Purchase or sell real estate, commodities or commodity contracts. (As a matter of operating policy, the Board of Trustees may authorize the Fund in the future to engage in certain activities regarding futures contracts for bona fide hedging purposes; any such authorization will be accompanied by appropriate notification to shareholders).

5. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures, forward or repurchase transactions.

7. With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:


1.   Invest in any issuer for purposes of exercising control or management.

2. Invest in securities of other investment companies except as permitted under the 1940 Act.

3. Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

4. With respect to fundamental investment restriction 2(a) above, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.


Except with respect to borrowing and illiquid securities, if a percentage restriction described in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

                        DISTRIBUTIONS AND TAX INFORMATION

Distributions. Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, the Fund expects to distribute any undistributed net investment income on or about
December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information . Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), provided that it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. It is the Fund's policy to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income tax or excise taxes based on net income. To avoid the excise tax, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the one-year period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal excise tax.

The Fund's ordinary income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. This designated amount cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. The deduction, if any, may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt-financed or are held for fewer than 46 days.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time they have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any ordinary income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of ordinary income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserves the right to refuse to open an account for any person failing to certify the person's taxpayer identification number.

The Fund will not be subject to corporate income tax in the State of Delaware as long as its qualifies as regulated investment companies for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change. Any such charges could affect the validity of this discussion. The discussion also represents only a general summary of tax law and practice currently applicable to the Fund and certain shareholders therein, and, as such, is subject to change. In particular, the consequences of an investment in shares of the Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein. Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.

                         TRUSTEES AND EXECUTIVE OFFICERS


The overall management of the business and affairs of the Trust is vested with its Board of Trustees (the "Board"). The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day to day operations of the Trust are delegated to its officers, subject to the Fund's investment objectives, strategies, and policies and to general supervision by the Board.

The Trustees and officers of the Trust, their birth dates and positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are listed in the table below. Unless noted otherwise, each person has held the position listed for a minimum of five years.



----------------------- ------------- --------------- ------------------------------ ----------------------------

                                      Term of Office
       Name, Address    Position with  and Length of  Principal Occupation
          and Age         the Trust     Time Served   During Past Five Years          Other Directorships Held
----------------------- ------------- --------------- ------------------------------ ----------------------------
Independent Trustees of the Trust
----------------------- ------------- ---------------------------------------------------------------------------
Walter E. Auch*         Trustee       Indefinite term Management Consultant          Director, Nicholas-Applegate
  (born 1921)                         since                                          Funds, Salomon Smith Barney
2020 E. Financial Way                 February 1997.                                 Funds, Banyan Strategic
Glendora, CA 91741                                                                   Realty Trust, Legend
                                                                                     Properties, Pimco Advisors
                                                                                     LLP and Senele Group.
----------------------- ------------- --------------- ------------------------------ ----------------------------
Donald E. O'Connor*      Trustee      Indefinite term Financial Consultant; formerly Independent Director, The
  (born 1936)                         since           Executive Vice President and   Parnassus Fund, The
2020 E. Financial Way                 February 1997.  Chief Operating Officer of ICI Parnassus Income Fund, and
Glendora, CA 91741                                    Mutual Insurance Company       The Forward Funds.
                                                      (until January 1997).
----------------------- ------------- --------------- ------------------------------ ----------------------------
George T. Wofford III*  Trustee       Indefinite term Senior Vice President,         None.
  (born 1939)                         since           Information Services, Federal
2020 E. Financial Way                 February 1997.  Home Loan Bank of San
Glendora, CA 91741                                    Francisco.
----------------------- ------------- --------------- ------------------------------ ----------------------------
James Clayburn LaForce* Trustee       Indefinite term Dean Emeritus, John E.         Independent Trustee, Trust
  (born 1927)                         since           Anderson Graduate School of    for Investment Managers.
2020 E. Financial Way                 May 2000.       Management, University of
Glendora, CA 91741                                    California, Los Angeles.

----------------------- ------------- --------------- ------------------------------ ----------------------------
George J. Rebhan*       Trustee       Indefinite term Retired; formerly President,   Independent Trustee, Trust
  (born 1934)                         since           Hotchkis and Wiley Funds       for Investment Managers.
2020 E. Financial Way                 May 2000.       (mutual funds) from 1985 to
Glendora, CA 91741                                    1993.
----------------------- ------------- --------------- ------------------------------ ----------------------------
Interested Trustee of the Trust
----------------------------------------------------- ------------------------------ ----------------------------

Eric M. Banhazl**       Trustee       Indefinite term President and Treasurer of the   None.
  (born 1957)                         since           Trust; Senior Vice President,
2020 E. Financial Way                 February 1997.  U.S. Bancorp Fund Services,
Glendora, CA 91741                                    LLC since July, 2001;
                                                      Treasurer, Investec Funds;
                                                      formerly, Executive Vice
                                                      President, Investment
                                                      Company Administration,
                                                      LLC; ("ICA")(mutual fund
                                                      administrator and the Fund's
                                                      former administrator).
----------------------- ------------- --------------- ------------------------------ ----------------------------
Officers of the Trust
----------------------------------------------------- -----------------------------------------------------------
Eric M. Banhazl         President and Indefinite term        See Above.                See Above.
  (see above)           Treasurer     since
                        (Interested   February 1997.
                        Trustee - see
                        above.)
----------------------- ----------------------------- ------------------------------ ----------------------------
Chad E. Fickett         Secretary     Indefinite term Compliance Administrator, U.S.    None.
  (born 1973)                         since           Bancorp Fund Services, LLC
615 East Michigan St.                 March 2002.     since July, 2000.
Milwaukee, WI 53202

----------------------- ----------------------------- ------------------------------ -------------------



* Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act ("Independent Trustees").

** Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Banhazl is an interested person of the Trust by virtue of his position as President and Treasurer of the Trust. He is also an officer of U.S. Bancorp Fund Services, LLC, the administrator for the Fund. U.S. Bancorp Fund Services, LLC is an affiliate of Quasar Distributors, LLC, the Fund's distributor.

Compensation

Each Independent Trustee receives $18,000 per year in fees, plus $500 for each meeting attended and is reimbursed for expenses. This amount is allocated among each of the portfolios comprising the Trust. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.




                                Aggregate     Pension or Retirement Estimated Annual Total Compensation
   Name of Person/Position  Compensation From  Benefits Accrued as    Benefits Upon  from Trust(2) Paid
                              the Trust(1)    Part of Fund Expenses    Retirement        to Trustees

--------------------------- ----------------- --------------------- ---------------- ------------------
Walter E. Auch, Trustee          $20,000               None               None             $20,000

--------------------------- ----------------- --------------------- ---------------- ------------------
Donald E. O'Connor, Trustee      $20,000               None               None             $20,000
--------------------------- ----------------- --------------------- ---------------- ------------------
George T. Wofford III,           $20,000               None               None             $20,000
Trustee
--------------------------- ----------------- --------------------- ---------------- ------------------
James Clayburn LaForce,          $20,000               None               None             $20,000
Trustee
--------------------------- ----------------- --------------------- ---------------- ------------------
George J. Rebhan, Trustee        $20,000               None               None             $20,000

--------------------------- ----------------- --------------------- ---------------- ------------------



1 These represent estimates for the current fiscal year ending June 30, 2002. 2 There are currently numerous portfolios comprising the Trust.

Board Committees

The Trust has two standing committees: The Audit Committee and the Valuation Committee. The Audit Committee is comprised of all of the Independent Trustees. It does not include any interested Trustees. The Audit Committee typically meets once per year with respect to the various series of the Trust. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a Fund's financial statements and to ensure the integrity of the Fund's pricing and financial reporting. As the Fund was recently approved by the Board as a series of the Trust, the Audit Committee has not met with respect to the Fund.

The Trust's Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of at least one representative from the
Administrator's staff who is knowledgeable about the Fund and at least one Trustee. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board of Trustees. The Valuation Committee meets as needed. As the Fund was recently approved by the Board as a series of the Trust, the Audit Committee has not met with respect to the Fund.

Control Persons, Principal Shareholders, and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. As of May 30, 2002, the following shareholders were considered to be either a control person or principal shareholder of the Fund:


----------------------------- --------------- ----------- ------------------


Name and Address              Class of Shares % Ownership Type of Ownership

----------------------------- --------------- ----------- ------------------

First National Bank & Co
P.O. Box 3327
Omaha, Nebraska 68103          Institutional     22.72%         Record


-----------------------------

Echo Bay, LLC
1125 S. 103 Street, Suite 200  Institutional     20.77%         Record
Omaha, Nebraska 68124

----------------------------- --------------- ----------- ------------------


As of December 31, 2001, no Independent Trust the Trust beneficially owned shares of the Fund and the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund. Furthermore, neither the Independent Trustees nor members of their immediately family, own securities beneficially or of record in the Advisor, the Distributor or an affiliate of the Advisor or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the Distributor or any of their affiliates. In addition, during the most recently completed calendar year, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $60,000 and to which the Advisor, the Distributor or any affiliate of thereof was a party.


                          THE FUND'S INVESTMENT ADVISOR


As stated in the Prospectus, investment advisory services are provided to the Fund by McCarthy Group Asset Management, Inc., 1125 S. 103rd Street, Omaha, Nebraska 68124, the Advisor, pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). As compensation, the Fund pays the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 0.95%.

The Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the Fund, and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment", as defined in the 1940 Act. The Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In granting its approval of the Advisory Agreement at a meeting of the Board of Trustees in March 2002, the Board of Trustees, including the Independent Trustees, took into consideration, among other things: (a) the nature and quality of the services provided by the Advisor to the Fund; (b) the appropriateness of the fees paid by the Fund to the Advisor; (c) the level of Fund expenses; (d) the reasonableness of the potential profitability of the Advisory Agreement to the Advisor; and (e) the nature of the Fund's investments. Specifically, in fulfilling the requirements outlined in Section 15(c) of the 1940 Act, the Board of Trustees noted, among other things, that the advisory fees to be paid by the Fund and the proposed expenses of the Fund were reasonable and generally consistent in relation to the relevant peer groups and that the Advisor's brokerage practices were reasonably efficient.

                          THE FUND'S SERVICE PROVIDERS

Pursuant to an Administration Agreement (the "Administration Agreement"), U.S. Bancorp Fund Services, LLC ("USBFS"), 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the "Administrator"), acts as administrator for the Fund. The Administrator provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund's independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, the Administrator does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. Pursuant to the Administration Agreement, USBFS is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the Fund's average net assets at a minimum annual rate of $36,000.

U.S. Bank, National Association, 425 Walnut Street, Cincinnati, Ohio 45202, is custodian for the securities and cash of the Fund. Under the Custodian Agreement, U.S. Bank, National Association holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.

Orbitex Data Services, Inc., 14707 California Street, Suite 5, Omaha, Nebraska 68154, serves as Transfer Agent and Dividend Disbursing Agent for the Fund pursuant to a Transfer Agency Service Agreement. The services to be provided under the Transfer Agency Service Agreement include, among other things, processing purchase and redemption transactions, establishing and maintaining shareholder accounts and records, and disbursing dividends declared by the Fund.

Tait, Weller & Baker, 8 Penn Center Plaza, Philadelphia, PA 19103, are the independent auditors for the Fund and audit the Fund's financial statements. Paul, Hastings, Janofsky & Walker LLP, 555 South Flower Street, Los Angeles, California 90071, are legal counsel to the Fund.


                             THE FUND'S DISTRIBUTOR

The Trust has entered into a Distribution Agreement (the "Distribution Agreement") with Quasar Distributors, LLC, 615 E. Michigan Street, Milwaukee, WI 53202 (the "Distributor"), pursuant to which the Distributor acts as the Fund's distributor, provides certain administration services and promotes and arranges for the sale of the Fund's shares. The Distributor, Administrator and Custodian are affiliated companies. The Distribution Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days' written notice when authorized either by a majority vote of the Fund's shareholders or by vote of a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Distribution Agreement also provides that neither the Distributor nor its personnel shall be liable for any act or omission in the course of, or connected with, rendering services under the Distribution Agreement, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

The Trust, on behalf of the Fund, has adopted a Distribution Plan in accordance with Rule 12b-1 (the "Plan") under the 1940 Act that permits the Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides that the Fund will pay a fee to the Advisor as Distribution Coordinator at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Investor Class shares. The Plan provides for the compensation to the Advisor as Distribution Coordinator regardless of the Fund's distribution expenses.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually.

                       EXECUTION OF PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund's portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a
"marketmaker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will use its reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the National Association of Securities Dealers, Inc.


While it is the Fund's general policy to seek first to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, in accordance with the provisions of Section 28(e) of the 1934 Act weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Fund.


Investment decisions for the Fund are made independently from those of other client accounts or mutual funds ("Funds") managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts or Funds. In such event, the position of the Fund and such client account(s) or Funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or Funds seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or Funds simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts or Funds in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through brokers solely for selling shares of the Fund, although the Fund may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers.

                               PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions. See "Execution of Portfolio Transactions".

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Fund's Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares. The public offering price of Fund shares is the net asset value. The Fund receives the net asset value. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m., Eastern time.

The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

How to Sell Shares. You can sell your Fund shares any day the NYSE is open for regular trading. The Fund may require documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Transfer Agent for details.


Signature Guarantees. To protect the Fund and its shareholders, a signature guarantee is required for all written redemption requests over $100,000.
Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution". These include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution that participates in a signature guarantee program. A notary public cannot provide a signature guarantee. Certain other transactions also require a signature guarantee.


Delivery of redemption proceeds. Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.

Telephone redemptions. Shareholders must have selected telephone transactions privileges on the Account Application when opening a Fund account. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest Account Application or as otherwise properly specified to the Fund in writing.

The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, an investor agrees, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus. The Telephone Redemption Privilege may be modified or terminated without notice.

Redemptions-in-kind. The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund's assets). The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Automatic Investment Plan. As discussed in the Prospectus, the Fund provides an Automatic Investment Plan for the convenience of investors who wish to purchase shares of the Fund on a regular basis. All record keeping and custodial costs of the Automatic Investment Plan are paid by the Fund. The market value of the Fund's shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

                          DETERMINATION OF SHARE PRICE

The net asset value of the Fund's shares will fluctuate and is determined as of the close of trading on the NYSE (generally 4:00 p.m. Eastern time) each business day. The Fund does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share. However, the net asset value of the Fund's shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board of Trustees decides it is necessary.


The net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

Generally, the Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust's Valuation Committee pursuant to procedures approved by or under the direction of the Board.

The Fund's securities, including ADRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

Corporate debt securities are valued on the basis of valuations provided by dealers in those instruments, by an independent pricing service, approved by the Board, or at fair value as determined in good faith by procedures approved by the Board. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

An option that is written by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option that is purchased by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. If an options exchange closes after the time at which the Fund's net asset value is calculated, the last sale or last bid and asked prices as of that time will be used to calculate the net asset value.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

                             PERFORMANCE INFORMATION

From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Fund's average annual compounded rate of return for the most recent one, five and ten year periods, or shorter periods from inception, through the most recent calendar quarter. The Fund may also advertise aggregate and average total return information over different periods of time.

The Fund's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index and indices published by Lipper, Inc. From time to time, evaluations of the Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Fund.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

Performance data of the Fund quoted in advertising and other promotional materials represents past performance and is not intended to predict or guarantee future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials the Fund may compare its performance with data published by Lipper, Inc. or CDA Investment Technologies, Inc. ("CDA"). The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may include performance information which is computed at without factoring in the CDSC. Advertising and promotional materials also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.


Average Annual Total Return

Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

         P(1 + T)n = ERV

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ERV" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Average Annual Total Return (after Taxes on Distributions):

The  Fund's   quotations  of  average   annual  total  return  (after  taxes  on
distributions) are calculated according to the following formula:

         P(1 + T)n = ATVD

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ATVD" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

Average Annual Total Return (after Taxes on Distributions and Redemptions):

The  Fund's   quotations  of  average   annual  total  return  (after  taxes  on
distributions and redemptions) are calculated according to the following formula:

         P(1 + T)n = ATVDR

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ATVDR" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period after taxes on distributions and redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.


                               GENERAL INFORMATION


Advisors Series Trust is an open-end management investment company organized as a Delaware business trust under the laws of the State of Delaware on October 3, 1996. The Trust currently consists of numerous series of shares of beneficial interest, par value of $0.01 per share. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an interest in the Fund proportionately equal to the interest of each other share. Upon the Fund's liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.


The Declaration of Trust does not require the issuance of stock certificates. If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

If they deem it advisable and in the best interests of shareholders, the Board of Trustees may create additional series of shares which differ from each other only as to dividends. The Board of Trustees has created numerous series of shares, and may create additional series in the future, each of which have separate assets and liabilities. Income and operating expenses not specifically attributable to a particular Fund are allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

With respect to the Fund, the Trust may offer more than one class of shares. The Trust has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, the Fund has only one class of shares.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated amount all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Shares have no preemptive or conversion rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board of Trustees recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series' or class' outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board of Trustees by written notice to the series' or class' shareholders. Unless each series and class is so terminated, the Trust will continue indefinitely.

The Trust's Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.


The Board of Trustees of the Trust, the Advisor and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Funds.


                              FINANCIAL STATEMENTS

The semi-annual report for the Fund for the six-month period ended December 31, 2001 is a separate document supplied with this SAI and the financial statements and accompanying notes appearing therein are incorporated by reference in this SAI.


                                   APPENDIX A
                             CORPORATE BOND RATINGS

Moody's Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospectus of ever attaining any real investment standing. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Ratings Group

AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

BB: Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Bonds rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the additional of a plus or minus sign to show relative standing with the major categories.


                                   APPENDIX B
                            COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

Prime-1--Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Standard & Poor's Ratings Group

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity   for  timely   payment  on  issues  with  this   designation   is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".



                                     PART C
                                 (McCarthy Fund)

                                OTHER INFORMATION

Item 23.  Exhibits

(a) Agreement and Declaration of Trust dated October 3, 1996 was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on December 6, 1996 and is incorporated herein by reference.

(b)  Bylaws dated  October 3, 1996 was  previously  filed with the  Registration
     Statement on Form N-1A (File No. 333-17391) on December 6, 1996 and is incorporated herein by reference.

(c)  Instruments   Defining  Rights  of  Security  Holders  is  incorporated  by reference to Registrant's Declaration of Trust and Bylaws.

(d) Form of Investment Advisory Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

(e) Form of Distribution Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

(f)  Bonus or Profit Sharing Contracts is not applicable.

(g) Form of Custody Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 28, 1997 and is incorporated herein by reference.

(h)  Other Material Contracts

     (i) Form of Fund Administration Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

     (ii) Form of Transfer Agency Service Agreement is filed herewith.

     (iii)Form of Fund Accounting Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

     (iv) Form of Operating Expenses Limitation Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

(i)  Opinion of Counsel is filed herewith.

(j)  Consent of Independent Public Accountants is not applicable.

(k)  Omitted Financial Statements is not applicable.

(l)  Agreement Relating to Initial Capital is not applicable.

(m)  Rule 12b-1 Plan is not applicable.

(n)  Rule 18f-3 Plan is not applicable.

(o)  Reserved.

(p)  Code of Ethics

     (i) Code of Ethics for Registrant and Advisor was previously filed with Registrant's Post-Effective Amendment No. 61 to its Registration Statement on Form N-1A (File No. 333-17391) with the SEC on April 19, 2000 and is incorporated herein by reference.

     (ii) Code of Ethics for the Distributor was previously filed with Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A (File No. 333-17391) on December 19, 2001 and is incorporated herein by reference.

Item 24. Persons Controlled by or Under Common Control with Registrant.

     No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25. Indemnification.

     Reference is made to Article VII of the Registrant's  Declaration of Trust,
Article VI of Registrant's Bylaws and Paragraph 6 of the Distribution Agreement.

     Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26.  Business and Other Connections of the Investment Adviser

     With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration, as amended, (Form ADV) once filed with the Securities and Exchange Commission.

Item 27.  Principal Underwriters.

(a) Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, the Distributor for shares of the Registrant, will also act as Distributor for the following other investment companies:

----------------------------------------- ------------------------------------------
          Advisors Series Trust                  Investors Research Fund, Inc.
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
           AHA Investment Funds                            IPS Funds
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
           Alpine Equity Trust                        Jacob Internet Fund
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
           Alpine Series Trust                    The Jensen Portfolio, Inc.
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
         Brandes Investment Trust                 Kayne Anderson Mutual Funds
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
      Brandywine Advisors Fund, Inc.               Kit Cole Investment Trust
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
     Builders Fixed Income Fund, Inc.             Light Revolution Fund, Inc.
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
            CCM Advisors Funds                         The Lindner Funds
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
       CCMA Select Investment Trust                       LKCM Funds
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
           Country Mutual Funds                       Monetta Fund, Inc.
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
            Cullen Funds Trust                        Monetta Trust, Inc.
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
     The Dessauer Global Equity Fund             1-800-MUTUALS Advisor Series
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
              Everest Funds                       MW Capital Management Funds
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
        First American Funds, Inc.                   PIC Investment Trust
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
First American Insurance Portfolios, Inc.      Professionally Managed Portfolios
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
  First American Investment Funds, Inc.              Purisima Funds Trust
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
   First American Strategy Funds, Inc.                  Quintara Funds
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
     First American Closed End Funds      Rainier Investment Management Mutual Funds
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
             FFTW Funds, Inc.                     RNC Mutual Fund Group, Inc.
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
     Fleming Mutual Fund Group, Inc.                   SAMCO Funds, Inc.
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
         Fort Pitt Capital Funds                       SEIX Funds, Inc.
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
           Glenmede Fund, Inc.                   TIFF Investment Program, Inc.
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
       Harding, Loevner Funds, Inc.              Trust for Investment Managers
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
           Hennessy Funds, Inc.              TT International U.S.A. Master Trust
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
     The Hennessy Mutual Funds, Inc.                     Wexford Trust
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
              Investec Funds                             Zodiac Trust
----------------------------------------- ------------------------------------------

(b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Position and Offices with Positions and Offices with
Business Address   Quasar Distributors, LLC         Registrant
------------------ ------------------------- ------------------------------
James R. Schoenike President, Board Member   None
------------------ ------------------------- ------------------------------
------------------ ------------------------- ------------------------------
Donna J. Berth     Treasurer                 None
------------------ ------------------------- ------------------------------
------------------ ------------------------- ------------------------------
Suzanne E. Riley   Secretary                 None
------------------ ------------------------- ------------------------------
------------------ ------------------------- ------------------------------
Joe Redwine        Board Member              None
------------------ ------------------------- ------------------------------
------------------ ------------------------- ------------------------------
Bob Kern           Board Member              None
------------------ ------------------------- ------------------------------
------------------ ------------------------- ------------------------------
Paul Rock          Board Member              None
------------------ ------------------------- ------------------------------
------------------ ------------------------- ------------------------------
Jennie Carlson     Board Member              None
------------------ ------------------------- ------------------------------

The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

     (c)  Not Applicable.

Item 28. Location of Accounts and Records.

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

------------------------------- -------------------------------------
Records Relating to:            Are located at:
------------------------------- -------------------------------------
------------------------------- -------------------------------------
Registrant's Fund Administrator U.S. Bancorp Fund Services, LLC
and Fund Accountant             615 East Michigan Street, 3rd Floor
                                Milwaukee, WI  53202
------------------------------- -------------------------------------
------------------------------- -------------------------------------
Registrant's Transfer Agent     Orbitex Data Services, Inc.
                                14707 California Street, Suite 5
                                Omaha, Nebraska 68154
------------------------------- -------------------------------------
Registrant's Custodian          U.S. Bank, National Association
                                425 Walnut Street
                                Cincinnati, OH  45202
------------------------------- -------------------------------------
Registrant's Investment Advisor McCarthy Group Asset Management
                                1125 S. 103rd Street
                                Omaha, NE 68124-6019
------------------------------- -------------------------------------

Item 29.  Management Services Not Discussed in  Parts A and B.

          Not Applicable.

Item 30.  Undertakings.

          Not Applicable.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement on Form N-1A of Advisors Series Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 7th day of June, 2002.


                                     ADVISORS SERIES TRUST

                                     By: Eric M. Banhazl*
                                         ---------------------------------
                                         Eric M. Banhazl
                                         President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement on Form N-1A of Advisors Series Trust has been signed below by the following persons in the capacities and on June 7, 2002.

Signature                    Title

Eric M. Banhazl*             President, Principal Financial and Accounting
----------------             Officer and Trustee
Eric M. Banhazl

Walter E. Auch*              Trustee
---------------
Walter E. Auch

Donald E. O'Connor*          Trustee
-------------------
Donald E. O'Connor

George T. Wofford III*       Trustee
----------------------
George T. Wofford III


*  By /s/ Jeanette C. Head
   ---------------------------------
        Jeanette C. Head
        Attorney-in-Fact pursuant to Power
        of Attorney.

EXHIBIT INDEX

      Exhibit                                                  Exhibit No.
      -------                                                  -----------
      Form of Transfer Agency Service Agreement                 EX-99.h.2.
      Opinion of Counsel                                          EX-99.i.